Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930	$ 252,698	$ 255,356
Marketable securities	19,347	12,026
Receivables	403,705	374,200
Inventories	56,562	59,643
Prepaid expenses and other assets	37,344	38,295
Deferred customer acquisition costs	33,921	30,403
Deferred taxes	107,499	90,609
Assets of discontinued operations		17
Total Current Assets	1,081,123	934,123
Property and Equipment:
At cost	633,582	541,817
Less: accumulated depreciation	(293,534)	(235,058)
Net Property and Equipment	340,048	306,759
Other Assets:
Goodwill	2,412,251	3,161,980	3,125,293
Intangible assets, primarily trade names, service marks and trademarks, net	2,373,469	2,543,539
Notes receivable from Subsidiaries	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823	7,014,688
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Self-insured claims and related expenses	83,035	73,071
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Deferred revenue	483,897	473,242
Liabilities of discontinued operations	905	805
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Deferred taxes	934,271	1,036,693
Other long-term obligations, primarily self-insured claims	114,855	133,052
Liabilities of discontinued operations		2,070
Total Other Long-Term Liabilities	1,049,126	1,171,815
Shareholder's Equity	554,650	1,247,919	1,187,527	1,186,331
Total Liabilities and Shareholder's Equity	6,410,914	7,146,823
The ServiceMaster Company
Current Assets:
Cash and cash equivalents	316,528	232,382	132,168	124,674
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221
Total Current Assets	362,429	278,434
Other Assets:
Notes receivable from Subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708
Total Assets	4,571,627	5,266,638
Current Liabilities:
Accounts payable	156	192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428
Total Current Liabilities	158,217	180,198
Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable		12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821
Total Other Long-Term Liabilities	20,888	56,130
Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	4,571,627	5,266,638
Guarantors
Current Assets:
Cash and cash equivalents	13,842	13,751	16,900	17,689
Receivables	116,778	108,486
Inventories	54,313	57,219
Prepaid expenses and other assets	10,272	12,742
Deferred customer acquisition costs	19,010	13,838
Deferred taxes	66,129	47,218
Assets of discontinued operations		7
Total Current Assets	280,344	253,261
Property and Equipment:
At cost	440,107	377,900
Less: accumulated depreciation	(209,044)	(164,689)
Net Property and Equipment	231,063	213,211
Other Assets:
Goodwill	2,055,779	2,796,789
Intangible assets, primarily trade names, service marks and trademarks, net	1,634,145	1,804,619
Notes receivable from Subsidiaries	23	82
Investments in and advances to subsidiaries	630,029	872,451
Other assets	1,435	3,838
Total Assets	4,832,818	5,944,251
Current Liabilities:
Accounts payable	41,011	46,378
Accrued liabilities:
Payroll and related expenses	41,861	40,608
Self-insured claims and related expenses	20,180	20,400
Accrued interest payable	350	260
Other	26,377	31,760
Deferred revenue	135,074	142,918
Liabilities of discontinued operations	767	279
Current portion of long-term debt	20,287	14,258
Total Current Liabilities	285,907	296,861
Long-Term Debt	2,044,238	2,015,961
Other Long-Term Liabilities:
Deferred taxes	715,794	808,830
Other long-term obligations, primarily self-insured claims	1,243	220
Total Other Long-Term Liabilities	717,037	809,050
Shareholder's Equity	1,785,636	2,822,379
Total Liabilities and Shareholder's Equity	4,832,818	5,944,251
Non-Guarantors
Current Assets:
Cash and cash equivalents	92,375	82,797	103,630	112,993
Marketable securities	19,347	12,026
Receivables	476,620	452,149
Inventories	2,249	2,424
Prepaid expenses and other assets	21,810	20,218
Deferred customer acquisition costs	14,911	16,565
Deferred taxes	3,230	4,170
Assets of discontinued operations		10
Total Current Assets	630,542	590,359
Property and Equipment:
At cost	193,475	163,917
Less: accumulated depreciation	(84,490)	(70,369)
Net Property and Equipment	108,985	93,548
Other Assets:
Goodwill	356,472	365,191
Intangible assets, primarily trade names, service marks and trademarks, net	739,324	738,920
Notes receivable from Subsidiaries	30,343	31,187
Long-term marketable securities	114,469	119,622
Other assets	7,984	3,926
Debt issuance costs	101	90
Total Assets	1,988,220	1,942,843
Current Liabilities:
Accounts payable	45,543	35,071
Accrued liabilities:
Payroll and related expenses	34,618	43,079
Self-insured claims and related expenses	62,855	52,671
Accrued interest payable	38	45
Other	25,357	35,424
Deferred revenue	348,823	330,324
Liabilities of discontinued operations	138	526
Current portion of long-term debt	128,795	116,789
Total Current Liabilities	646,167	613,929
Long-Term Debt	40,361	30,784
Other Long-Term Liabilities:
Deferred taxes	265,646	278,652
Intercompany payable	445,489	310,011
Other long-term obligations, primarily self-insured claims	92,724	89,011
Liabilities of discontinued operations		2,070
Total Other Long-Term Liabilities	803,859	679,744
Shareholder's Equity	497,833	618,386
Total Liabilities and Shareholder's Equity	1,988,220	1,942,843
Eliminations
Current Assets:
Receivables	(190,857)	(187,637)
Prepaid expenses and other assets	(1,335)	(294)
Total Current Assets	(192,192)	(187,931)
Other Assets:
Notes receivable from Subsidiaries	(2,013,432)	(2,005,104)
Investments in and advances to subsidiaries	(2,728,958)	(3,763,085)
Other assets	(47,169)	(50,789)
Total Assets	(4,981,751)	(6,006,909)
Accrued liabilities:
Accrued interest payable	(240)	(294)
Other	(1,095)
Current portion of long-term debt	(190,857)	(187,637)
Total Current Liabilities	(192,192)	(187,931)
Long-Term Debt	(2,013,432)	(2,005,104)
Other Long-Term Liabilities:
Deferred taxes	(47,169)	(50,789)
Intercompany payable	(445,489)	(322,320)
Total Other Long-Term Liabilities	(492,658)	(373,109)
Shareholder's Equity	(2,283,469)	(3,440,765)
Total Liabilities and Shareholder's Equity	$ (4,981,751)	$ (6,006,909)